Schedule of Investments (unaudited) April 30, 2021	iShares® Robotics and Artificial Intelligence Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.9%
Megaport Ltd.(a)	340,464	$3,781,817

Canada — 1.1%
ATS Automation Tooling Systems Inc.(a)	193,056	4,652,992

China — 16.7%
Alibaba Group Holding Ltd.(a)	98,300	2,847,680
Baidu Inc., ADR(a)	23,328	4,906,578
DouYu International Holdings Ltd., ADR(a)	281,904	2,568,146
HengTen Networks Group Ltd.(a)(b)	10,396,000	12,314,284
HUYA Inc., ADR(a)(b)	176,976	3,118,317
iQIYI Inc., ADR(a)(b)	145,200	2,135,892
JOYY Inc., ADR(b)	39,456	3,750,687
Kingsoft Cloud Holdings Ltd., ADR(a)(b)	83,040	3,647,117
Lenovo Group Ltd.	4,512,000	6,204,338
Momo Inc., ADR	254,114	3,725,311
Ping An Healthcare and Technology Co. Ltd.(a)(c)	278,400	3,261,863
Sogou Inc., ADR(a)(b)	387,840	3,277,248
Sohu.com Ltd., ADR(a)	188,544	3,557,825
Tencent Holdings Ltd.	43,200	3,465,189
Tencent Music Entertainment Group, ADR(a)	201,312	3,506,855
Weibo Corp., ADR(a)	80,064	4,035,226
ZTE Corp., Class H	1,305,600	3,267,845

		69,590,401

France — 2.6%
Atos SE(a)	36,720	2,502,804
Dassault Systemes SE	18,336	4,258,960
Vivendi SE	110,064	3,842,355

		10,604,119

Germany — 1.8%
Duerr AG	91,968	3,870,458
Nemetschek SE	47,664	3,557,430

		7,427,888

Israel — 2.9%
Maytronics Ltd.	232,080	4,751,295
Nano Dimension Ltd., ADR(a)(b)	450,960	3,310,046
Stratasys Ltd.(a)(b)	185,616	4,159,655

		12,220,996

Japan — 9.6%
FANUC Corp.	13,200	3,040,209
Harmonic Drive Systems Inc.	43,000	2,899,318
Kawasaki Heavy Industries Ltd.(a)	216,000	5,163,606
Kyocera Corp.	54,300	3,297,096
MINEBEA MITSUMI Inc.	158,600	3,977,152
Nidec Corp.	26,100	3,021,779
Oracle Corp. Japan	29,800	2,794,474
Ricoh Co. Ltd.	463,600	4,928,441
Sharp Corp.	244,800	4,136,550
Sony Group Corp.	35,200	3,510,178
Yaskawa Electric Corp.	72,600	3,347,550

		40,116,353

Jersey — 0.8%
Clarivate PLC(a)	119,376	3,334,172

Netherlands — 1.5%
STMicroelectronics NV	81,024	3,039,243
Yandex NV, Class A(a)	48,624	3,187,303

		6,226,546

Security	Shares	Value

South Korea — 4.1%
LG Electronics Inc.	40,080	$5,675,012
NAVER Corp.	12,480	4,033,407
Samsung Electronics Co. Ltd.	51,696	3,787,678
Samsung SDS Co. Ltd.	20,736	3,411,416

		16,907,513

Sweden — 0.6%
Spotify Technology SA(a)(b)	10,036	2,530,276

Switzerland — 1.1%
Comet Holding AG, Registered	17,904	4,593,538

Taiwan — 4.7%
Alchip Technologies Ltd.	153,000	2,722,264
Global Unichip Corp.	300,000	4,322,844
HTC Corp.(a)	3,004,000	4,473,791
Parade Technologies Ltd.	87,000	4,313,715
Via Technologies Inc.(a)	1,872,000	3,565,331

		19,397,945

United Kingdom — 0.9%
AVEVA Group PLC	77,376	3,728,158

United States — 50.4%
3D Systems Corp.(a)(b)	320,208	6,897,280
Adobe Inc.(a)	6,912	3,513,646
Advanced Micro Devices Inc.(a)(b)	36,000	2,938,320
Alphabet Inc., Class A(a)	1,860	4,377,510
Altair Engineering Inc., Class A(a)	62,976	4,093,440
Alteryx Inc., Class A(a)(b)	29,056	2,375,328
Altra Industrial Motion Corp.	59,760	3,526,438
Amazon.com Inc.(a)	1,056	3,661,596
Ambarella Inc.(a)	35,328	3,444,127
AMETEK Inc.	28,512	3,847,124
Analog Devices Inc.	23,088	3,536,158
ANSYS Inc.(a)	9,744	3,562,991
Apple Inc.	27,744	3,647,226
Autodesk Inc.(a)	12,096	3,530,943
Bentley Systems Inc., Class B(b)	97,968	5,015,962
CEVA Inc.(a)	82,800	4,590,432
Cloudera Inc.(a)(b)	271,248	3,442,137
Cognex Corp.	44,736	3,852,664
Domo Inc., Class B(a)	74,832	4,810,949
Dropbox Inc., Class A(a)(b)	164,256	4,221,379
Elastic NV(a)(b)	23,904	2,883,301
Facebook Inc., Class A(a)	11,952	3,885,356
FARO Technologies Inc.(a)	50,064	3,797,104
fuboTV Inc.(a)(b)	87,648	1,766,984
GoDaddy Inc., Class A(a)	39,984	3,471,411
HubSpot Inc.(a)(b)	8,736	4,599,067
Intel Corp.	63,744	3,667,192
International Business Machines Corp.	26,064	3,697,960
Intuitive Surgical Inc.(a)	4,272	3,695,280
iRobot Corp.(a)(b)	43,488	4,731,494
Lattice Semiconductor Corp.(a)(b)	79,728	4,011,116
Lumen Technologies Inc.	315,744	4,050,996
Microchip Technology Inc.	23,184	3,484,323
Microsoft Corp.	15,648	3,946,113
MicroStrategy Inc., Class A(a)(b)	10,224	6,718,804
Netflix Inc.(a)	6,720	3,450,518
NVIDIA Corp.	6,192	3,717,553
Palantir Technologies Inc., Class A(a)	141,024	3,249,193

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Robotics and Artificial Intelligence Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Pegasystems Inc.(b)	26,256	$3,332,937
Pinterest Inc., Class A(a)	49,968	3,316,376
Proto Labs Inc.(a)(b)	24,672	2,764,744
PTC Inc.(a)	30,768	4,028,762
QUALCOMM Inc.	21,552	2,991,418
salesforce.com Inc.(a)	14,784	3,405,051
Silicon Laboratories Inc.(a)	27,264	3,842,861
Snap Inc., Class A, NVS(a)	70,032	4,329,378
Snowflake Inc., Class A(a)	8,832	2,045,403
Splunk Inc.(a)	21,072	2,663,922
Sumo Logic Inc.(a)	112,368	2,190,052
Talend SA, ADR(a)(b)	86,160	5,549,566
Teradata Corp.(a)	147,600	7,301,772
Texas Instruments Inc.	19,680	3,552,437
Twitter Inc.(a)	70,464	3,891,022
Walt Disney Co. (The)(a)	21,648	4,026,961
Xilinx Inc.	22,992	2,942,056

		209,884,133

Total Common Stocks — 99.7% (Cost: $345,376,941)		414,996,847

Short-Term Investments

Money Market Funds — 12.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	49,352,699	49,377,375

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	560,000	$560,000

		49,937,375

Total Short-Term Investments — 12.0% (Cost: $49,935,329)		49,937,375

Total Investments in Securities — 111.7% (Cost: $395,312,270)		464,934,222

Other Assets, Less Liabilities — (11.7)%		(48,593,860)

Net Assets — 100.0%		$416,340,362

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$11,886,544	$37,498,721	(a)	$—	$(78)	$(7,812)	$49,377,375	49,352,699	$604,719	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	380,000	(a)	—	—	—	560,000	560,000	112		—

					$(78)	$(7,812)	$49,937,375		$604,831		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P Select Sector Technology E-Mini Index	7	06/18/21	$983	$53,842

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Robotics and Artificial Intelligence Multisector ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$414,996,847	$—	$—	$414,996,847
Money Market Funds	49,937,375	—	—	49,937,375

	$464,934,222	$—	$—	$464,934,222

Derivative financial instruments(a)
Assets
Futures Contracts	$53,842	$—	$—	$53,842

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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